Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Benefit (Provision)
Income tax benefit (provision) included in our reported net loss consisted of the following (in millions):

	Year Ended December 31,
	2017	2016	2015
Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	(6)	—	(2)
Total current	(6)	—	(2)

Deferred:
Federal	—	—	—
State	—	—	—
Foreign	3	(2)	2
Total deferred	3	(2)	2
Total income tax provision	$(3)	$(2)	$—

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the federal statutory income tax rate to our effective income tax rate is as follows:

	Year Ended December 31,
	2017	2016	2015
U.S. federal statutory tax rate	35.0%	35.0%	35.0%
Non-controlling interest	2.9%	(2.1)%	(2.3)%
State tax rate	(0.2)%	1.8%	1.9%
U.S. tax reform rate change	71.4%	—%	—%
Share-based compensation	(6.2)%	—%	—%
Nondeductible interest expense	8.5%	(6.6)%	(2.6)%
Other	(1.2)%	(0.9)%	(1.8)%
Valuation allowance	(109.7)%	(27.5)%	(30.1)%
Effective tax rate	0.5%	(0.3)%	0.1%

Schedule of Deferred Tax Assets and Liabilities
Significant components of our deferred tax assets and liabilities at December 31, 2017 and 2016 are as follows (millions):

	December 31,
	2017	2016
Deferred tax assets
Net operating loss carryforwards and credits
Federal and foreign	$960	$1,060
State	188	183
Deferred gain	46	77
Share-based compensation expense	16	53
Derivative instruments	15	47
Long-term debt	16	18
Other	30	13
Less: valuation allowance	(806)	(1,252)
Total deferred tax assets	465	199

Deferred tax liabilities
Investment in limited partnership	(391)	(76)
Convertible debt	(65)	(118)
Property, plant and equipment	(6)	(5)
Total deferred tax liabilities	(462)	(199)

Net deferred tax assets	$3	$—

Summary of Income Tax Contingencies
Changes in the balance of unrecognized tax benefits are as follows (in millions):

	Year Ended December 31,
	2017	2016
Balance at beginning of the year	$103	$104
Additions based on tax positions related to current year	—	—
Additions for tax positions of prior years	—	—
Reductions for tax positions of prior years	(1)	(1)
Settlements	—	—
U.S. tax reform rate change	(40)	—
Balance at end of the year	$62	$103